                          AIM TREASURER'S SERIES TRUST

                       PREMIER PORTFOLIO - INVESTOR CLASS
                 PREMIER TAX-EXEMPT PORTFOLIO - INVESTOR CLASS
            PREMIER U.S. GOVERNMENT MONEY PORTFOLIO - INVESTOR CLASS

                         Supplement dated June 30, 2005
                   to the Prospectus dated February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------
(fees paid directly from                                                      PREMIER       PREMIER
your investment)                                                PREMIER     TAX-EXEMPT       U.S.
                                                               PORTFOLIO     PORTFOLIO    GOVERNMENT
                                                                                             MONEY
                                                                                          PORTFOLIO(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                                 None      None           None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                        None      None           None
------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
(expenses that are deducted                                                               PREMIER
from fund assets)                                              PREMIER       PREMIER        U.S.
                                                              PORTFOLIO    TAX-EXEMPT    GOVERNMENT
                                                                            PORTFOLIO      MONEY
                                                                                         PORTFOLIO(1)
------------------------------------------------------------------------------------------------------
Management Fees                                                0.25%          0.25%        0.25%(2)
Distribution and/or Service (12b-1) Fees                       None           None         None
Other Expenses(3)                                              0.00           0.00         0.00
Total Annual Fund Operating Expenses                           0.25           0.25         0.25
Fee Waiver                                                     0.08(4)        ---          0.08(4)
Net Annual Fund Operating Expenses                             0.17           0.25         0.17
------------------------------------------------------------------------------------------------------

1 Expenses have been restated to reflect the new 0.25% management fee rate and the payment by the Premier U.S. Government Money Portfolio's investment advisor of the fund's expenses.

2 The Board of Trustees and the shareholders of the fund have approved a new investment advisory agreement for the fund, effective February 25, 2005. Pursuant to the new investment advisory agreement, the management fee for the fund has been changed to 0.25% of the fund's average daily net assets.

3 Pursuant to the fund's investment advisory agreement, the fund's investment advisor bears all expenses incurred by the fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounted principles applicable to investment companies. There can be no guarantee that the fund will not incur these types of expenses, in which case the fund could have higher total annual operating expenses than reflected in the table.

4 Effective June 30, 2005, the fund's investment advisor has agreed contractually to waive, on an annual basis, management fees equal to 0.08% of the fund's average daily net assets. The expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the funds' operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                 1 YEAR       3 YEARS      5 YEARS       10 YEARS
             -------------------------------------------------- ------------ ------------ ------------ ---------------
             Premier Portfolio                                  $ 17         $ 72          $ 133         $ 310
             Premier Tax-Exempt Portfolio                         26           80            141           318
             Premier U.S. Government Money Portfolio              17           72            133           310
             -------------------------------------------------- ------------ ------------ ------------ ---------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Investor Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Investor Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PREMIER
PORTFOLIO
-INVESTOR
CLASS ANNUAL
EXPENSE RATIO
0.17%            YEAR 1   YEAR 2      YEAR 3     YEAR 4     YEAR 5       YEAR 6       YEAR 7       YEAR 8     YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses        5.00%      10.25%      15.76%      21.55%      27.63%       34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses        4.83%       9.89%      15.20%      20.77%      26.60%       32.71%      39.12%      45.84%      52.89%      60.27%
End of Year
Balance   $10,483.00  $10,989.33  $11,520.11  $12,076.53  $12,659.83   $13,271.30  $13,912.31  $14,584.27  $15,288.69  $16,027.13
Estimated
Annual
Expenses  $    17.41  $    18.25  $    19.13  $    20.06  $    21.03   $    22.04  $    23.11  $    24.22  $    25.39  $    26.62
---------------------------------------------------------------------------------------------------------------------------------


PREMIER
TAX-EXEMPT
PORTFOLIO
-INVESTOR
CLASS ANNUAL
EXPENSE RATIO
0.25%            YEAR 1   YEAR 2      YEAR 3     YEAR 4     YEAR 5       YEAR 6       YEAR 7       YEAR 8     YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses        5.00%      10.25%      15.76%      21.55%      27.63%       34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses        4.75%       9.73%      14.94%      20.40%      26.12%       32.11%      38.38%      44.95%      51.84%      59.05%
End of Year
Balance   $10,475.00  $10,972.56  $11,493.76  $12,039.71  $12,611.60   $13,210.65  $13,838.16  $14,495.47  $15,184.00  $15,905.24
Estimated
Annual
Expenses  $    25.59       26.81       28.08  $    29.42  $    30.81   $    32.28  $    33.81  $    35.42  $    37.10  $    38.86
---------------------------------------------------------------------------------------------------------------------------------


PREMIER U.S.
GOVERNMENT
MONEY
PORTFOLIO
-INVESTOR
CLASS ANNUAL
EXPENSE RATIO
0.17%            YEAR 1   YEAR 2      YEAR 3     YEAR 4     YEAR 5       YEAR 6       YEAR 7       YEAR 8     YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses        4.83%       9.89%      15.20%      20.77%      26.60%      32.71%      39.12%      45.84%      52.89%      60.27%
End of Year
Balance   $10,483.00  $10,989.33  $11,520.11  $12,076.53  $12,659.83  $13,271.30  $13,912.31  $14,584.27  $15,288.69  $16,027.13
Estimated
Annual
Expenses  $    17.41  $    18.25  $    19.13  $    20.06  $    21.03  $    22.04  $    23.11  $    24.22  $    25.39  $    26.62"
---------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

      "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."


The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

      "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
      (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."


The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

      "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                          AIM TREASURER'S SERIES TRUST

                    PREMIER PORTFOLIO - INSTITUTIONAL CLASS
               PREMIER TAX-EXEMPT PORTFOLIO - INSTITUTIONAL CLASS
         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO - INSTITUTIONAL CLASS

                         Supplement dated June 30, 2005
                   to the Prospectus dated February 25, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------
                                                                              PREMIER       PREMIER
                                                                PREMIER     TAX-EXEMPT       U.S.
(fees paid directly from                                       PORTFOLIO     PORTFOLIO    GOVERNMENT
your investment)                                                                             MONEY
                                                                                          PORTFOLIO(1)
------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                               None         None          None
Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                                      None         None          None
------------------------------------------------------------- ------------- ------------ --------------


ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------
                                                                                          PREMIER
                                                               PREMIER       PREMIER        U.S.
(expenses that are deducted                                   PORTFOLIO    TAX-EXEMPT    GOVERNMENT
from fund assets)                                                           PORTFOLIO      MONEY
                                                                                         PORTFOLIO(1)
-------------------------------------------------------------------------------------------------------
Management Fees                                                0.25%          0.25%         0.25%(2)
Distribution and/or Service (12b-1) Fees                       None           None           None
Other Expenses(3)                                              0.00           0.00           0.00
Total Annual Fund Operating Expenses                           0.25           0.25           0.25
Fee Waiver                                                     0.08(4)         ---           0.08(4)
Net Annual Fund Operating Expenses                             0.17           0.25           0.17
-------------------------------------------------------------------------------------------------------

1 Expenses have been restated to reflect the new 0.25% management fee rate and the payment by the Premier U.S. Government Money Portfolio's investment advisor of the fund's expenses.

2 The Board of Trustees and the shareholders of the fund have approved a new investment advisory agreement for the fund, effective February 25, 2005. Pursuant to the new investment advisory agreement, the management fee for the fund has been changed to 0.25% of the fund's average daily net assets.

3 Pursuant to the fund's investment advisory agreement, the fund's investment advisor bears all expenses incurred by the fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs;

    (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the fund in connection with securities transactions to which the fund is a party or in connection with securities owned by the fund; and
    (iii) other expenditures which are capitalized in accordance with generally accepted accounted principles applicable to investment companies. There can be no guarantee that the fund will not incur these types of expenses, in which case the fund could have higher total annual operating expenses than reflected in the table.

4 Effective June 30, 2005, the fund's investment advisor has agreed contractually to waive, on an annual basis, management fees equal to 0.08% of the fund's average daily net assets. The expense limitation is in effect through August 31, 2006.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

    Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the funds' operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS
                   ---------------------------------------------------------------------------------------

                   Premier Portfolio                                  $ 17      $ 72      $ 133    $ 310
                   Premier Tax-Exempt Portfolio                         26        80        141      318
                   Premier U.S. Government Money Portfolio              17        72        133      310
                   ---------------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


PREMIER
PORTFOLIO
INSTITUTIONAL
CLASS -ANNUAL
EXPENSE RATIO
0.17%           YEAR 1     YEAR 2      YEAR 3     YEAR 4      YEAR 5       YEAR 6    YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses         5.00%      10.25%       15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses         4.83%       9.89%       15.20%      20.77%      26.60%      32.71%      39.12%      45.84%      52.89%      60.27%
End of Year
Balance   $ 10,483.00  $10,989.33   $11,520.11  $12,076.53  $12,659.83  $13,271.30  $13,912.31  $14,584.27  $15,288.69  $16,027.13
Estimated
Annual
Expenses  $     17.41  $    18.25   $    19.13  $    20.06  $    21.03  $    22.04  $    23.11  $    24.22  $    25.39  $    26.62
----------------------------------------------------------------------------------------------------------------------------------


PREMIER
TAX-EXEMPT
PORTFOLIO
INSTITUTIONAL
CLASS -ANNUAL
EXPENSE RATIO
0.25%           YEAR 1     YEAR 2      YEAR 3     YEAR 4      YEAR 5       YEAR 6    YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses        5.00%       10.25%       15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses        4.75%        9.73%       14.94%      20.40%      26.12%      32.11%      38.38%      44.95%      51.84%      59.05%
End of Year
Balance   $10,475.00   $10,972.56   $11,493.76  $12,039.71  $12,611.60  $13,210.65  $13,838.16  $14,495.47  $15,184.00  $15,905.24
Estimated
Annual
Expenses  $    25.59   $    26.81   $    28.08  $    29.42  $    30.81  $    32.28  $    33.81  $    35.42  $    37.10  $    38.86
----------------------------------------------------------------------------------------------------------------------------------


PREMIER U.S.
GOVERNMENT
MONEY
PORTFOLIO
INSTITUTIONAL
CLASS -ANNUAL
EXPENSE RATIO
0.17%           YEAR 1     YEAR 2      YEAR 3     YEAR 4      YEAR 5       YEAR 6    YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return Before
Expenses        5.00%       10.25%       15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
Return After
Expenses        4.83%        9.89%       15.20%      20.77%      26.60%      32.71%      39.12%      45.84%      52.89%      60.27%
End of Year
Balance   $10,483.00   $10,989.33   $11,520.11  $12,076.53  $12,659.83  $13,271.30  $13,912.31  $14,584.27  $15,288.69  $16,027.13
Estimated
Annual
Expenses  $    17.41   $    18.25   $    19.13  $    20.06  $    21.03  $    22.04  $    23.11  $    24.22  $    25.39  $    26.62"
----------------------------------------------------------------------------------------------------------------------------------

                          AIM TREASURER'S SERIES TRUST

                               PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                    PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                            Supplement dated July 1,
                2005 to the Statement of Additional Information
                            dated February 25, 2005,
                as supplemented April 1, 2005 and April 29, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the Provisions of Section 22(d) of Such Act and Certain Disclosure Requirements of Items 7(a)(2) and 18(a) of Form N1-A Adopted Under Such Act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the AIM Funds at net asset value.

Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases the Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional Information:

"CATEGORY I FUNDS


AIM Advantage Health Sciences Fund                AIM Global Equity Fund
AIM Aggressive Growth Fund                        AIM Global Growth Fund
AIM Asia Pacific Growth Fund                      AIM Global Health Care Fund
AIM Balanced Fund                                 AIM Global Real Estate Fund
AIM Basic Balanced Fund                           AIM Global Value Fund
AIM Basic Value Fund                              AIM Gold & Precious Metals Fund
AIM Blue Chip Fund                                AIM Growth Allocation Fund
AIM Capital Development Fund                      AIM Health Sciences Fund
AIM Charter Fund                                  AIM International Core Equity Fund
AIM Conservative Allocation Fund                  AIM International Growth Fund
AIM Constellation Fund                            AIM International Small Company Fund
AIM Core Stock Fund                               AIM Large Cap Basic Value Fund
AIM Dent Demographic Trends Fund                  AIM Large Cap Growth Fund
AIM Developing Markets Fund                       AIM Leisure Fund
AIM Diversified Dividend Fund                     AIM Libra Fund
AIM Dynamics Fund                                 AIM Mid Cap Basic Value Fund
AIM Emerging Growth Fund                          AIM Mid Cap Core Equity Fund
AIM Energy Fund                                   AIM Mid Cap Growth Fund
AIM European Growth Fund                          AIM Mid Cap Stock Fund
AIM European Small Company Fund                   AIM Moderate Allocation Fund
AIM Financial Services Fund                       AIM Moderate Growth Allocation Fund
AIM Global Aggressive Growth Fund                 AIM Moderately Conservative Allocation Fund


AIM Multi-Sector Fund                             AIM Small Company Growth Fund
AIM Opportunities I Fund                          AIM Technology Fund
AIM Opportunities II Fund                         AIM Total Return Fund
AIM Opportunities III Fund                        AIM Trimark Endeavor Fund
AIM Premier Equity Fund                           AIM Trimark Fund
AIM Real Estate Fund                              AIM Trimark Small Companies Fund
AIM Select Equity Fund                            AIM Utilities Fund
AIM Small Cap Equity Fund                         AIM Weingarten Fund
AIM Small Cap Growth Fund

                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------
                                                               As a              As a             As a
                                                            Percentage        Percentage        Percentage
                                                           of the Public      of the Net      of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested           Price
                  ------------------------                 -------------      ----------       -------------
                         Less than $     25,000                5.50%             5.82%            4.75%
           $  25,000 but less than $     50,000                5.25              5.54             4.50
            $  50,000 but less than $   100,000                4.75              4.99             4.00
             $100,000 but less than $   250,000                3.75              3.90             3.00
             $250,000 but less than $   500,000                3.00              3.09             2.50
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund

                                                                                                 Dealer
                                                              Investor's Sales Charge          Concession
                                                              -----------------------          ----------
                                                               As a              As a             As a
                                                            Percentage        Percentage        Percentage
                                                           of the Public      of the Net      of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested           Price
                  ------------------------                 -------------      ----------       -------------
                         Less than $     50,000                4.75%             4.99%            4.00%
            $  50,000 but less than $   100,000                4.00              4.17             3.25
             $100,000 but less than $   250,000                3.75              3.90             3.00
             $250,000 but less than $   500,000                2.50              2.56             2.00
              $500,000 but less than $1,000,000                2.00              2.04             1.60"

The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

           "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."